DERIVATIVE LIABILITIES - Changes in derivative liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure of financial liabilities [line items]
CURRENT	$ 28,832	$ 5,139
LONG-TERM	5,506	14,110
Top-up Rights
Disclosure of financial liabilities [line items]
CURRENT	28,821	0
LONG-TERM	0	6,338
Secured Convertible Loan Agreement
Disclosure of financial liabilities [line items]
CURRENT	11	368
LONG-TERM	0	0
Non-voting Class A preferred shares
Disclosure of financial liabilities [line items]
CURRENT	0	4,771
LONG-TERM	0	0
Warrants
Disclosure of financial liabilities [line items]
CURRENT	0	0
LONG-TERM	$ 5,506	$ 7,772